Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Vendor advances	$473	$507
IT services and other office expenses	157	50
Insurance	107	41
Other	56	60

Total prepaids and other current assets	$793	$658